Selling and marketing expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function
Staff costs (Note 25)	$ 2,863,734	$ 29,388,402	$ 53,637,271
Selling and marketing expenses	93,431	17,520,448	12,190,989
Selling and marketing expenses
Disclosure of attribution of expenses by nature to their function
Offline marketing expenses	48,272	1,420,687	1,104,585
Staff costs (Note 25)	38,252	7,423,389	3,137,775
Growth marketing expenses	6,907	8,676,372	7,948,629
Selling and marketing expenses	$ 93,431	$ 17,520,448	$ 12,190,989